Interest rate benchmark reform	12 Months Ended
Dec. 31, 2023
Disclosure Of Interest Rate Benchmark Reform [Line Items]
Disclosure of how entity is managing transition to alternative benchmark rates, its progress at reporting date and risks to which it is exposed arising from financial instruments because of transition [text block]

Note 25

Interest rate benchmark reform
During 2023, the

Group largely

completed the

transition of the

USD London Interbank

Offered Rate

(LIBOR) contracts.
The transition of the largest remaining non-derivative exposure, the US mortgage portfolio of approximately USD 9 bn as of

31 December

2022,

was

substantially

completed,

with

these

contracts

automatically

converting

to

term

Secured
Overnight Financing

Rate (SOFR)

from their

next interest

rate reset

date following

the cessation

of the

respective USD
LIBOR rates, i.e.,

30 June 2023. Corporate loans

granted by the Investment

Bank and the

Investment Bank (Credit Suisse),
as well as Wealth Management (Credit Suisse),

have now also been transitioned to alternative

rates, with approximately
USD 1
bn (predominantly attributable to positions acquired through the acquisition of the

Credit Suisse Group) relying on
synthetic LIBOR rates. The Group will continue to

focus on the transition of the remaining synthetic LIBOR rate exposures to alternative rates in 2024.
In August 2022, to

facilitate the transition of

derivatives linked to the

USD LIBOR Swap Rate,

the Group adhered to

the
June 2022

Benchmark Module

of the

ISDA 2021

Fallbacks Protocol

on the

USD LIBOR

Swap Rate.

As of

31 December
2023, the transition of these USD LIBOR-linked derivatives had been materially accomplished.

The

table

below

sets

out

the

contracts

that

remained

as

of

31

December

2022.

No

contracts

are

included

as

of
31 December 2023 given transition has largely completed as noted

above.

31.12.22
1
Measure
USD LIBOR
benchmark rates
Carrying value of non-derivative financial instruments
Total non-derivative financial assets

USD m 14,269 2
Total non-derivative financial liabilities

USD m 1,138
3
Trade count of derivative financial instruments
Total derivative financial instruments Trade count 32,006
4
Off-balance sheet exposures
Total irrevocable loan commitments USD m 4,606
5
1 As of 31 December 2022,

non-USD balances and trade

counts were minimal.

2 Includes USD
1
bn of loans related to

revolving multi-currency credit lines,

where IBOR transition efforts

are complete, except

for
USD LIBOR. The remaining balances

as of 31 December 2022 primarily

related to US mortgages and corporate

lending.

3 Relates to floating-rate notes

that per their contractual terms can

reset to rates linked

to
LIBOR, with transition dependent upon the actions of respective issuers.

4 Includes approximately
2,000

contracts having a contractual maturity after 30 June 2023, with the last USD LIBOR fixing occurring before
30 June 2023. No

further contractual fixing is

required for these contracts.

5 Includes approximately USD
3
bn of loan commitments that

can be drawn in different

currencies; however,

only USD LIBOR transition
efforts remained open as of 31 December 2022.
In

addition,

as

of

31 December

2023

the

Group

had

approximately

USD
4
bn

equivalent

of

yen-

and

US

dollar-
denominated publicly

issued benchmark

bonds that,

per current

contractual terms,

if not called

on their respective

call
dates,

would

reset

based

directly

on

JPY

LIBOR

and

USD

LIBOR,

respectively.

Furthermore,

certain

benchmark

bonds
publicly issued

by the

Group reference

rates indirectly

derived from

IBORs, if

they are

not called on

their respective

call
dates.

Confirmation

of

interest

rate

calculation

mechanics

will

be

communicated

in

advance

of

any

rate

resets,

if
applicable.